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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                      Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                Pioneer Global High Yield Fund
                Schedule of Investments  7/31/06 (unaudited)
 Principal
  Amount                                                              Value
                Convertible Corporate Bonds - 1.3 %
                Pharmaceuticals & Biotechnology - 0.8 %
                Pharmaceuticals - 0.8 %
  8,995,000     Pharm Resources, 2.875%, 9/30/10                   $ 7,949,331
                Total Pharmaceuticals & Biotechnology              $ 7,949,331
                Software & Services - 0.5 %
                Application Software - 0.5 %
  6,025,000     Magma Design Automation, 0.0%, 5/15/08             $ 5,117,033
                TOTAL CONVERTIBLE CORPORATE BONDS                  $ 5,117,033
                (Cost   $12,868,750)                               $13,066,364
                Rights/Warrants - 0.1 %
                Energy - 0.1 %
                Oil & Gas Drilling - 0.1 %
  3,950,000     Norse Energy Corp., ASA *                          $   641,828
                Oil & Gas Equipment & Services - 0.0 %
    133,000     Thule Drilling ASA-CW07 *                          $         0
                Total Energy                                       $   641,828
                Materials - 0.0 %
                Forest Products - 0.0 %
      3,250     Mandra Forestry-CW13, Warrants Expire 5/15/13      $         0
                Total Materials                                    $         0
                Transportation - 0.0 %
                Railroads - 0.0 %
      5,250     Atlantic Express Transportation, Exp. 4/15/08      $         0
                TOTAL RIGHTS/WARRANTS
                (Cost   $0)                                        $   641,828
                Asset Backed Securities - 2.8 %
                Transportation - 0.8 %
                Airlines - 0.8 %
  1,283,930     American Airlines, Inc., 7.377%, 5/23/19           $ 1,155,537
    602,222     American Airlines, Inc., 9.71%, 1/30/07                604,481
  5,016,059     American Airlines, Inc., 7.379%, 5/23/16             4,489,372
  2,131,307     Continental Airlines, Inc., 8.499%, 5/1/11           2,090,599
    135,964     Continental Airlines, Inc., 8.312%, 4/2/11             131,288
                                                                   $ 8,471,277
                Total Transportation                               $ 8,471,277
                Retailing - 0.8 %
                Distributors - 0.8 %
  7,600,000     Intcomex, Inc., 11.75%, 1/15/11 (144A)             $ 7,562,000
                Total Retailing                                    $ 7,562,000
                Utilities - 1.2 %
                Electric Utilities - 1.2 %
  1,756,644     FPL Energy National Wind, 6.125%, 3/25/19 (144A)   $ 1,717,664
  1,952,280     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)      1,962,041
  8,473,745     Ormat Funding Corp., 8.25%, 12/30/20                 8,558,483
                                                                   $12,238,188
                TOTAL ASSET BACKED SECURITIES                      $12,238,188
                (Cost   $28,560,564)                               $28,271,465
                Collateralized Mortgage Obligations - 0.2 %
                Diversified Financials - 0.2 %
                Diversified Financial Services - 0.2 %
  2,500,000     Tower 2004-2A F, 6.376%, 12/15/14                  $ 2,470,677
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost   $2,500,000)                                $ 2,470,677
                Corporate Bonds - 89.7 %
                Energy - 12.1 %
                Coal & Consumable Fuels - 1.1 %
  5,800,000     Adaro Finance B.V. 8.5%, 12/8/10 (144A)            $ 5,829,000
  5,300,000     Massey Energy Co., 6.875%, 12/15/13                  4,889,250
                                                                   $10,718,250
                Oil & Gas Drilling - 1.1 %
 11,000,000     DDI Holding AS, 9.3%, 1/19/12                      $11,302,500
                                                                   $11,302,500
                Oil & Gas Equipment & Services - 3.3 %
  3,950,000     Norse Energy ASA, 6.5%, 7/14/11 (144A)             $ 3,831,500
 40,000,000     Petromena AS, 9.75%, 5/24/12 (144A)                  6,467,023
  3,765,000     Pipe Acquisition Finance, Floating Rate Note, 12/15/ 3,727,350
  4,000,000     Semgroup LP, 8.75%, 11/15/15 (144A)                  4,020,000
  6,400,000     Sevan Marine ASA, 9.75%, 1/31/11                     6,400,000
 33,000,000     Sevan Marine, 9.0%, 3/31/08                          5,536,373
  9,500,000     Thule Drilling, 10.0%, 5/10/07                       1,753,571
  8,500,000     Thule Drilling 10%, 5/10/07 (No Warrant)             1,408,771
                                                                   $33,144,588
                Oil & Gas Explration & Production - 5.4 %
     60,000     Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)        $    62,850
  4,735,000     Baytex Energy, Ltd., 9.625%, 7/15/10                 4,959,913
  7,750,000     Chesapeake Energy Corp., 7.625%, 7/15/13             7,875,938
  6,395,000     Clayton Williams Energy 7.75%, 8/1/13                5,947,350
  2,020,000     Gazprom International SA., 7.201%, 2/1/20 (144A)     2,095,750
  4,270,000     Harvest Operations Corp., 7.875%, 10/15/11           4,088,525
  2,780,000     Hilcorp Energy, 9.0%, 6/1/16 (144A)                  2,877,300
  3,400,000     Mariner Energy, Inc., 7.5%, 4/15/13 (144A)           3,281,000
  5,950,000     Petroquest Energy, Inc., 10.375%, 5/15/12            6,173,125
  4,950,000     Pogo Producing Co., 7.875%, 5/1/13 (144A)            5,036,625
  5,065,000     Quicksilver Resources Inc., 7.125%, 4/1/16           4,786,425
  4,210,000     Range Resources Corp., 7.5%, 5/15/16                 4,252,100
  2,405,000     Stone Energy Corp., 6.75%, 12/15/14                  2,453,100
                                                                   $53,890,001
                Oil & Gas Storage & Transporation - 1.2 %
  2,015,000     Copano Energy LLC, 8.125%, 3/1/16                  $ 2,025,075
  5,540,000     Enterprise Products Flating Rate Note, 8/1/66        5,666,174
    960,000     Inergy LP, 8.25%, 3/1/16                               979,200
  1,865,000     Targa Resources, Inc., 8.5%, 11/1/13 (144A)          1,827,700
  1,210,000     Transmontaigne, Inc., 9.125%, 6/1/10                 1,288,650
                                                                   $11,786,799
                Total Energy                                       $120,842,138
                Materials - 19.8 %
                Aluminum - 1.6 %
 12,095,000     Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)      $11,308,825
  4,850,000     Indalex Holding, 11.5%, 2/1/14 (144A)                4,995,500
                                                                   $16,304,325
                Commodity Chemicals - 2.3 %
    515,000     Arco Chemical Co., 9.8%, 2/1/20                    $   594,825
  5,525,000     Basell Finance Co., 8.1%, 3/15/27 (144A)             5,055,375
  9,465,000     Invista, 9.25%, 5/1/12 (144A)                        9,796,275
  6,980,000     Verasun Energy Corp., 9.875%, 12/15/12 (144A)        7,433,700
                                                                   $22,880,175
                Construction Materials - 1.7 %
  3,750,000     RMCC Acquisition Co., 9.5%, 11/1/12 (144A)         $ 3,900,000
  1,650,000     Caue Finance, Ltd., 8.875%, 8/1/15 (144A)            1,743,225
  4,675,000     Loma Negra C.I.A.S.A., 7.25%, 3/15/13 (144A)         4,312,688
  6,900,000     U.S. Concrete, Inc., 8.375%, 4/1/14                  6,831,000
                                                                   $16,786,913
                Diversified Chemical - 4.9 %
  2,640,000     Braskem International, Ltd., 9.375%, 6/1/15 (144A) $ 2,824,800
  9,070,000     Braskem SA 11.75%, 1/22/14                          10,657,250
    755,000     Braskem SA, 11.75%, 1/22/14 (144A)                     887,125
 12,455,000     Crystal US Holdings, Inc., Floating Rate Note, 10/1/ 9,714,900
    640,000     Huntsman International LLC., 10.125%, 7/1/09           829,702
  5,635,000     Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)     6,729,480
  5,515,000     Nell AF Sarl, 8.375%, 8/15/15 (144A)                 7,167,305
  1,000,000     Nell AF Sarl, 8.375%, 8/15/15 (144A)                   971,250
  7,875,000     Phibro Animal Health Corp., 10.0, 8/1/13 (144A)      7,934,063
  1,001,000     Rhodia SA, 9.25%, 6/1/11                             1,356,837
                                                                   $49,072,712
                Diversified Metals & Mining - 0.8 %
  2,550,000     Vale Overseas, Ltd., 8.25%, 1/17/34                $ 2,881,500
  5,795,000     Vedenta Resources Plc, 6.625%, 2/22/10 (144A)        5,548,713
                                                                   $ 8,430,213
                Forest Products - 1.1 %
  4,170,000     Ainsworth Lumber 6.75%, 3/15/14                    $ 3,064,950
    450,000     Ainsworth Lumber, 6.75%, 3/15/14                       330,750
  4,175,000     Mandra Foresty 12%, 5/15/13 (144A)                   3,340,000
     10,000     MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)          13,858
  4,225,000     Sino Forest Corp., 9.125%, 8/17/11 (144A)            4,362,313
                                                                   $11,111,871
                Metal & Glass Containers - 0.3 %
  2,885,000     Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A) $ 3,014,825
                Paper Packaging - 2.6 %
  8,158,000     AEP Industries, Inc., 7.875%, 3/15/13              $ 8,158,000
  8,605,000     Graham Packaging Co., 9.875%, 10/15/14  (b)          8,368,363
  9,280,000     Graphic Packaging Co., 9.5%, 8/15/13 (b)             9,280,000
                                                                   $25,806,363
                Paper Products - 1.2 %
  9,870,000     Exopac Holding Corp., 11.25%, 2/1/14 (144A)        $ 9,968,700
  1,720,000     P.H. Glatfelter, 7.125%, 5/1/16 (144A)               1,677,000
                                                                   $11,645,700
                Precious Metals & Minerals - 0.3 %
  2,625,000     Alrosa Finance SA 144A 8.875%, 11/17/14            $ 2,928,188
                Specialty Chemicals - 2.2 %
  3,330,000     Ferro Corp., 7.625%, 5/1/13                        $ 3,271,725
    950,000     Kronos International, Inc. 6.5%, 4/15/13             1,173,953
  7,500,000     LPG International Inc., 7.25%, 12/20/15              7,256,250
  5,570,000     Polyone Corp., 8.875%, 5/1/12 (b)                    5,563,038
  4,900,000     Tronox Worldwide/Finance, 9.5%, 12/1/12              5,059,250
                                                                   $22,324,216
                Steel - 0.8 %
  1,835,000     CSN Islands IX Corp., 10.5%, 1/15/15 (144A)        $ 2,078,138
  2,765,000     CSN Islands X Corp., 9.5%, 7/1/49 (144A)             2,861,775
  3,160,000     Edgen Acquisition Corp., 9.875%, 2/1/11              3,128,400
                                                                   $ 8,068,313
                Total Materials                                    $198,373,814
                Capital Goods - 9.2 %
                Aerospace & Defense - 0.1 %
    940,000     L-3 Communications Corp., 6.375%, 10/15/15         $   902,400
                Building Products - 2.1 %
  7,315,000     Builders Firstsource, Inc., Floating Rate Note, 2/1$ 7,424,725
  2,670,000     CCSA Finance, Ltd, 7.875%, 5/17/16 (144A)            2,616,600
  6,305,000     Interline Brands, Inc., 8.125%, 6/15/14              6,352,288
  3,500,000     Ray Acquisition Sca., 9.375%, 3/16/15 144A           4,811,242
                                                                   $21,204,855
                Construction & Engineering - 1.3 %
 83,228,200     Kvaerner ASA, 0.0%, 10/30/11                       $13,286,922
                Construction & Farm Machinery & Heavy Trucks - 2.6 %
  4,640,000     Accuride Corp. 8.5%, 2/1/15                        $ 4,315,200
  7,620,000     Commercial Vehicle Group, 8.0%, 7/1/13               7,229,475
  2,450,000     Greenbrier Co., Inc., 8.375%, 5/15/15                2,489,813
 13,800,000     Stanadyne Corp., Floating Rate Note, 2/15/15         7,659,000
  4,090,000     Stanadyne Corp., 10.0%, 8/15/14                      3,926,400
                                                                   $25,619,888
                Electrical Component & Equipment - 0.2 %
  1,975,000     Vac Finanzierung BMGH 9.25%, 4/15/16 (144A)        $ 2,484,730
                Heavy Electrical Equipment - 1.1 %
  3,030,000     Altra Industrial Motion, 9.0%, 12/1/11             $ 3,045,150
  1,750,000     Altra Industrial Motion, Inc., 11.25%, 2/15/13 (144A 3,301,252
  4,750,000     Hawk Corp., 8.75%, 11/1/14                           4,738,125
                                                                   $11,084,527
                Trading Companies & Distributors - 1.8%
  5,125,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)         $ 4,766,763
  2,000,000     Glencore Finance Europe, 8.0%, 2/28/49               1,991,478
 12,200,000     Noble Group, Ltd., 6.625%, 3/17/15 (144A)           10,493,183
                                                                   $17,251,424
                Total Capital Goods                                $91,834,746
                Commercial Services & Supplies - 5.9 %
                Diversified Commercial Services - 3.0 %
    820,000     Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)        $   809,750
  7,055,000     Cardtronics, Inc 9.25%, 8/15/13 (144A)               7,072,638
  1,500,000     Cornell Co's, Inc., 10.75%, 7/1/12                   1,591,875
  7,200,000     FS Funding AS, Floating Rate, 5/15/16 (144A)         9,000,782
  2,930,000     FTI Consulting, 7.625%, 6/15/13                      2,959,300
  2,075,000     Mobile Services Group, Inc., 9.75%, 8/1/14 (144A)    2,100,938
  3,420,000     Park-Ohio Industries, Inc., 8.375%, 11/15/14         3,078,000
  3,675,000     United Rentals NA, Inc., 7.75%, 11/15/13 (b)         3,500,438
                                                                   $30,113,721
                Environmental & Facilities Services - 2.5 %
  3,570,000     Clean Harbors, Inc., 11.25%, 7/15/12 (144A)        $ 4,016,250
  7,330,000     Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)  7,165,075
  6,963,298     New Reclamation Group, 8.125%, 2/1/13 (144A)         8,769,360
  5,300,000     Waste Services, Inc. 9.5%, 4/15/14                   5,406,000
                                                                   $25,356,685
                Human Resource & Employment Services - 0.4 %
  4,185,000     Knowlege Learning Center, 7.25%, 2/1/15 (144A)     $ 3,850,200
                Total Commercial Services & Supplies               $59,320,606
                Transportation - 4.0 %
                Airlines - 1.7 %
    995,000     AMR Corp., 10.2%, 3/15/20                          $   942,763
    736,000     AMR Corp., 9.8%, 10/1/21 (b)                           697,360
  2,660,000     Continental Air, Inc., 7.568%, 12/1/06               2,654,384
 11,650,000     Gol Finance, 8.75%, 4/29/49 (144A)                  11,300,500
  3,100,000     Northwest Airlines, Inc., 10.0%, 2/1/09              1,542,250
                                                                   $17,137,257
                Marine - 1.9 %
  1,615,000     CMA CGM SA, 7.25%, 2/1/13 (144A)                   $ 1,530,213
  3,251,000     H-Lines Finance Holding Floating Rate Note, 4/1/13   2,820,243
  1,500,000     Seabulk International, Inc., 9.5%, 8/15/13           1,657,500
  3,750,000     Ship Finance International, Ltd., 8.5%, 12/15/13     3,525,000
  6,895,000     Stena AB, 7.0%, 12/1/16                              6,412,350
    500,000     Stena AB, 7.5%, 11/1/13                                483,750
  2,660,000     Trailer Bridge, Inc., 9.25%, 11/15/11                2,693,250
                                                                   $19,122,306
                Railroads - 0.4 %
  3,855,000     TFM SA De CV, 9.375%, 5/1/12                       $ 4,095,938
                Total Transportation                               $40,355,501
                Automobiles & Components - 2.3 %
                Auto Parts & Equipment - 0.3 %
  3,790,000     Cooper Standard Auto, 8.375%, 12/15/14 (b)         $ 2,842,500
                Automobile Manufacturers - 1.2 %
  6,955,000     Ford Motor Credit Corp., 7.375%, 10/28/09          $ 6,560,471
  1,475,000     General Motors, 7.25%, 7/3/13                        1,648,451
  4,250,000     General Motors Accept Corp, 6.75%, 12/1/14 (b)       4,000,602
                                                                   $12,209,524
                Tires & Rubber - 0.8 %
  8,715,000     Goodyear Tire & Rubber, 9.0%, 7/1/15               $ 8,388,188
                Total Automobiles & Components                     $23,440,212
                Consumer Durables & Apparel - 2.2%
                Homebuilding - 2.2 %
  4,120,000     Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)     $ 4,223,000
  7,030,000     Desarrolladora Homex SA, 7.5%, 9/28/15               6,819,100
  4,200,000     WCI Communities, Inc., 6.625%, 3/15/15 (b)           3,360,000
  2,860,000     WCI Communities, Inc., 7.875%, 10/1/13               2,459,600
  6,350,000     William Lyon Homes, 7.5%,  2/15/14                   4,984,750
                                                                   $21,846,450
                Total Consumer Durables & Apparel                  $21,846,450
                Consumer Services - 4.6 %
                Casinos & Gaming - 4.3 %
  3,450,000     Codere Finance SA., 8.25%, 6/15/15 (144A)          $ 4,577,265
  6,490,000     Galaxy Entertainment Financial, 9.875%, 12/15/12 (14 6,782,050
  6,260,000     Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144A 6,181,750
  6,960,000     Lottomatica Spa Variable Rate, 3/31/66 (144A)        8,879,438
  1,705,000     MTR Gaming Group., 9.75%, 4/1/10                     1,788,119
  3,725,000     Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)    3,892,625
  2,155,000     San Pasqual Casino, 8.0%, 9/15/13 (144A)             2,165,775
  2,765,000     Station Casinos, Inc., 6.625%, 3/15/18               2,450,481
  6,525,000     Trump Entertainment Resorts, 8.5%, 6/1/15  (b)       6,264,000
                                                                   $42,981,503
                Restaurants - 0.1 %
    930,000     Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 ($   941,166
                Hotels, Resorts & Cruise Lines - 0.1 %
  1,000,000     HRP Myrtle Beach, Floating Rate Note, 4/1/12 (144A)$   992,500
                                                                   $   992,500
                Specialized Consumer Services - 0.1 %
    950,000     H&E Equipment Services, 8.375%, 7/15/16 (144A)     $   959,500
    450,000     Tui AG, Floating Rate Note, 12/10/10 (144A)            563,986
                                                                   $ 1,523,486
                Total Consumer Services                            $46,438,655
                Media - 4.5 %
                Broadcasting & Cable TV - 2.6 %
 10,140,000     C&M Finance, Ltd., 8.1%, 2/1/16 (144A)             $ 9,607,650
  7,000,000     Cablemas Sa De Cv, 9.375%, 11/15/15 (144A)           7,420,000
  1,160,000     CCH I LLC, 11.0%, 10/1/15                            1,041,100
  7,200,000     Kabel Deutschland GMBH, 10.625%, 7/1/14              7,632,000
                                                                   $25,700,750
                Movies & Entertainment - 1.1 %
 11,770,000     Corp Interamer De Entret, 8.875%, 6/14/15 (144A)   $11,181,500
                Publishing - 0.8 %
  3,435,000     AAC Group Holding Corp., 12.75%, 10/1/12 (144A)    $ 3,486,525
  2,665,000     Sheridan Acquisition Corp. 10.25%, 8/15/11           2,691,650
  3,580,000     Visant Holding Corporation, Step Coupon, 12/1/13     2,828,200
                                                                   $ 9,006,375
                Total Media                                        $45,888,625
                Retailing - 0.4 %
                Computer & Electronics Retail - 0.4 %
  3,835,000     GSC Holdings Corp., 8.0%, 10/1/12 (b)              $ 3,892,525
                Total Retailing                                    $ 3,892,525
                Food & Drug Retailing - 1.6 %
                Drug Retail - 0.4 %
  4,685,000     Duane Reade, Inc., 9.75%, 8/1/11 (b)               $ 3,876,838
    375,000     Duane Reade, Inc., Floating Rate Note, 12/15/10 (c)    370,313
                                                                   $ 4,247,151
                Food Distributors - 1.5 %
  3,735,000     JBS SA, 10.5%, 8/4/16 (144A)                       $ 3,757,410
  5,485,000     Nutro Products, Inc., 10.75%, 4/15/14 (144A)         5,731,825
  4,095,000     Wornick Co., 10.875%, 7/15/11                        4,135,950
                                                                   $13,625,185
                Total Food & Drug Retailing                        $17,872,336
                Food, Beverage & Tobacco - 2.3 %
                Agricultural Products - 1.4 %
 14,530,000     Cosan SA Industria, 8.25%, 2/15/49 (144A)          $13,585,550
                Brewers - 0.4 %
  4,269,000     Argentine Beverages, 7.375%, 3/22/12 (144A)        $ 4,301,018
    120,000     Cia Brasileira de Bebida, 8.75%, 9/15/13               133,800
                                                                   $ 4,434,818
                Distillers & Vintners - 0.5 %
  3,585,000     Belvedere, Floating Rate Note, 5/15/13 (144A)      $ 4,659,073
                Total Food, Beverage & Tobacco                     $22,679,441
                Health Care Equipment & Services - 2.2 %
                Health Care Equipment - 0.8 %
  2,800,000     Accellent, Inc., 10.5%, 12/1/13                    $ 2,884,000
  5,285,000     Hanger Orthopedic Group, 10.25%, 6/1/14 (144A)       5,245,363
                                                                   $ 8,129,363
                Health Care Services - 0.5 %
  1,760,000     AMR Holdco/Emcar Holdco, 10.0%, 2/15/15            $ 1,821,600
  3,665,000     Rural/Metro Corp., 9.875%, 3/15/15                   3,756,625
                                                                   $ 5,578,225
                Managed Health Care - 0.9 %
  2,200,000     Medical Services Co., Floating Rate Note, 10/15/11 $ 1,980,000
  6,600,000     Multiplan, Inc., 10.375% 4/15/16 (144A)              6,666,000
                                                                   $ 8,646,000
                Total Health Care Equipment & Services             $22,353,588
                Pharmaceuticals & Biotechnology - 2.0 %
                Biotechnology - 0.8 %
  9,115,000     Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)     $ 8,818,763
                Pharmaceuticals - 1.1 %
 11,200,000     Warner Chilcott Corp., 8.75%, 2/1/15               $11,144,000
                Total Pharmaceuticals & Biotechnology              $19,962,763
                Banks - 3.5 %
                Diversified Banks - 3.5 %
  6,675,000     ATF Bank JSC, 9.25%, 4/12/12 (144A)                $ 6,820,515
  3,110,000     ATF Bank, 9.0%, 5/11/16 (144A)                       3,079,522
  3,750,000     Kazkommerts Finance 2 BV, Floating Rate Note, 11/29/ 3,843,750
  1,650,000     Kazkommerts International BV, 8.0%, 11/3/15          1,641,750
  3,465,000     Russian Stand Bank, 7.5%, 10/7/10 (144A)             3,309,075
  8,850,000     Sibacademfinance Plc, 9.0%, 5/12/09 (144A)           8,826,105
  7,070,000     Turanalem Finance BV, 8.5%, 2/10/15 (144A)           7,123,025
                                                                   $34,643,742
                Total Banks                                        $34,643,742
                Diversified Financials - 1.7 %
                Investment Banking & Brokerage - 0.2 %
  2,400,000     Sistema Finance SA, 10.25%, 4/14/08                $ 2,493,120
                Diversified Financial Services - 1.0 %
  1,625,000     Bombardier Capital, Inc., 7.09%, 3/30/07           $ 1,625,000
                Specialized Finance - 0.4 %
  4,915,000     Dollar Financial Group, 9.75%, 11/15/11            $ 5,271,338
                Total Diversified Financials                       $ 9,389,458
                Insurance - 1.3 %
                Life & Health Insurance - 0.4 %
  4,191,000     Presidential Life Corp., 7.875%, 2/15/09           $ 4,170,045
                Multi-Line Insurance - 0.1 %
    300,000     Hanover Insurance Group, 7.625%, 10/15/25          $   302,819
                Property & Casualty Insurance - 0.2 %
  2,000,000     Kingsway America, Inc., 7.5%, 2/1/14               $ 2,000,494
                Reinsurance - 0.6 %
    500,000     Odyssey Re Holdings, 7.65%, 11/1/13                $   479,855
  5,755,000     Platinum Underwriters HD, 7.5%, 6/1/17               5,707,959
                                                                   $ 6,187,814
                Total Insurance                                    $12,661,172
                Real Estate - 0.5 %
                Real Estate Investment Trusts - 0.5 %
  5,025,000     Trustreet Properties, Inc., 7.5%, 4/1/15           $ 4,974,750
                Total Real Estate                                  $ 4,974,750

                Technology Hardware & Equipment- 0.6 %
                Electronic Equipment & Instruments - 1.6 %
  6,125,000     Da-Lite Screen Co., Inc., 9.5%, 5/15/11            $ 6,446,563
                Total Technology Hardware & Equipment              $ 6,446,563

                Software & Services - 0.2 %
                Application Software - 0.1 %
  1,000,000     Serena Software, 10.375%, 3/15/16 (144A)           $ 1,000,000
                Data Processing & Outsourced Services - 0.1 %
  1,360,000     Ipayment, Inc., 9.75%, 5/15/14 (144A)              $ 1,360,000
                Total Software & Services                          $ 2,360,000
                Telecommunication Services - 7.9 %
                Integrated Telecommunication Services - 1.5 %
  4,950,000     Dycom Industries, 8.125%, 10/15/15                 $ 4,974,750
  9,935,000     Eschelon Operating Co., 8.375%, 3/15/10              9,537,600
    630,000     Tele Norte Leste Participacoes , 8.0%, 12/18/13        661,500
                                                                   $15,173,850
                Wireless Telecommunication Services - 6.4 %
  9,210,000     Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)             $ 7,460,100
  1,885,000     Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)              2,275,198
  4,885,000     Cleveland Unlimited Inc., Floating Rate Note, 12/15/ 5,202,525
  4,100,000     Digicel, Ltd., 9.25%, 9/1/12 (144A)                  4,274,250
  2,440,000     Horizon PCS, Inc., 11.375%, 7/15/12                  2,738,900
  8,040,000     Huges Network System, 9.5%, 4/15/14 (144A)           7,999,800
  6,870,000     Inmarsat Finance Plc, Floating Rate Note, 11/15/12   5,891,025
  4,950,000     Mobile Telesystems Finance, 8.0%, 1/28/12            4,968,563
  1,889,000     Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)  1,932,447
  5,700,000     Stratos Global Corp., 9.875%, 2/15/13 (144A)         4,959,000
  2,000,000     UBS (Vimpelcom), 8.375%, 10/22/11 (144A)             2,045,000
  4,750,000     UBS (Vimpelcom), 8.25%, 5/23/16 (144A)               4,726,250
 13,610,000     Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 ( 9,220,775
                                                                   $63,693,833
                Total Telecommunication Services                   $78,867,683
                Utilities - 1.5 %
                Electric Utilities - 0.9 %
  6,507,000     AES Chivor, 9.75%, 12/30/14 (144A)                 $ 7,060,095
  2,378,801     Juniper Generation, 6.79%, 12/31/14 (144A)           2,278,986
                                                                   $ 9,339,081
                Indep Power Producer & Energy Traders - 0.5 %
  4,940,000     Mirant JPSCO Finance, Ltd 11.0%, 7/6/16 (144A)     $ 4,964,700
                Multi-Utilities - 0.0 %
    460,000     Reliant Energy, Inc., 6.75%, 12/15/14              $   430,100
                                                                   $14,733,881
                TOTAL CORPORATE BONDS
                (Cost   $900,929,813)                              $899,178,649
                Foreign Government Bonds - 1.7 %
                Government - 1.7 %
2,100,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10            $ 1,504,388
 10,350,000     Federal Republic of Brazil, 12.5%, 1/5/16            4,768,325
  2,405,000     Federal Republic of Brazil, 7.875%, 3/7/15           2,593,793
  1,610,000     Republic of Colombia, 10.75%, 1/15/13                1,938,440
2,510,000,000   Republic of Columbia, 11.75%, 3/1/10                 1,112,316
10,258,000,000  Republic of Columbia, 12.0%, 10/22/15                4,932,442
    285,000     Republic of Ecuador, Floating Rate, 8/15/30 (RegS)     287,850
                                                                   $17,137,554
                TOTAL FOREIGN GOVERNMENT BONDS
                (Cost   $15,730,340)                               $17,137,554
                Municipal Bonds - 0.9 %
                Government - 0.9 %
                Municipal  Airport - 0.0 %
     15,000     New Jersey Economic Development Authority Special Facility
Revenue, 7.0%, 11/15/30
                                                                   $    15,715
                Municipal  Facilities - 0.0 %
    250,000     East Chicago Ind Exempt Facs, 7.0%, 1/1/14         $   262,943
                Municipal  Medical - 0.4 %
  4,000,000     Massachusetts Health & Educational Facilities, Floa$ 4,232,960
                Municipal Utilities - 0.5 %
  3,835,000     San Antonio Texas Elec & Gas Floating Rate, 2/1/19 $ 4,942,757
                TOTAL MUNICIPAL BONDS
                (Cost   $9,467,297)                                $ 9,454,375

                Temporary Cash Investments - 5.2 %
                Repurchase Agreement - 1.9 %
 19,000,000     UBS Warburg, Inc., 5.20%, dated 7/31/06, repurchase price of
                $19,000,000 plus accrued interest on 8/1/06, collateralized
                by $13,158,000 U.S. Treasury Bill, 5.0%, 7/31/08   $19,000,000
                Security Lending Collateral - 3.3 %
 33,426,704     Securities Lending Investment Fund, 5.20%          $33,426,704
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost  $52,426,704)                                $52,426,704
                TOTAL INVESTMENT IN SECURITIES - 102.0%
                (Cost:  $1,022,483,095)
$1,022,647,616

                OTHER ASSETS AND LIABILITIES - (2.0)%              $(20,153,475)

                TOTAL NET ASSETS - 100.0%
$1,002,494,141

              * Non-income producing security.

           (144ASecurity is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2006, the value of these securities amounted to $470,920,697 or 47.0% of total net assets.

            (a) At July 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $1,022,483,095 was as follows:

                Aggregate gross unrealized gain for all investments in
                which there is an excess of value over tax cost    $
20,997,498

                Aggregate gross unrealized loss for all investments in
                which there is an excess of tax cost over value     (20,832,977)

                Net unrealized gain                                $  164,521

            (b) At July 31, 2006, the following securities were out on loan:
 Principal
  Amount                             Security                         Value
        2,842,10Cooper Standard Auto, 8.375%, 12/15/14             $2,161,988
        2,876,25GSC Holdings Corp., 8.0%, 10/1/12                   2,996,095
        3,170,90General Motors Accept Corp, 6.75%, 12/1/14          3,020,498
        6,453,75Graham Packaging Co., 9.875%, 10/15/14              6,463,921
        6,950,90Graphic Packaging Co., 9.5%, 8/15/13                7,255,391
           500,0Polyone Corp., 8.875%, 5/1/12                         510,469
        3,160,00Sanmina-SCI, 6.75%, 3/1/13**                        3,105,675
        2,467,00Trump Entertainment Resorts, 8.5%, 6/1/15           2,403,270
           653,6United Rentals NA, Inc., 7.75%, 11/15/13              633,248
        3,824,00WCI Communities, Inc., 6.625%, 3/15/15              3,154,907
                Total                                              $31,705,462

           **   Pending sale at 7/31/06


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.